Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	44,154,737	44,138,989
Common Stock, Shares, Outstanding	42,754,816	42,730,068
Treasury Stock, Shares	1,408,921	1,408,921